INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	€ 1,307,388	€ 1,138,173
Intangible assets, ending balance	1,419,699	1,307,388	€ 1,138,173
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	3,692,565	3,236,974
Additions	487,148	456,894
Divestitures	(2,564)	(1,312)
Reclassifications	5,558	0
Translation differences and other movements	(171)	9
Intangible assets, ending balance	4,182,536	3,692,565	3,236,974
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(2,385,177)	(2,098,801)
Reclassifications	5,558
Translation differences and other movements	(1)
Amortization	372,101	286,376	225,892
Intangible assets, ending balance	(2,762,837)	(2,385,177)	(2,098,801)
Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,264,467
Intangible assets, ending balance	1,369,895	1,264,467
Development costs | Externally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	824,693	744,872
Intangible assets, ending balance	847,635	824,693	744,872
Development costs | Externally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,334,817	2,065,450
Additions	272,975	270,329
Divestitures	0	(962)
Reclassifications	0	0
Translation differences and other movements	0	0
Intangible assets, ending balance	2,607,792	2,334,817	2,065,450
Development costs | Externally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,510,124)	(1,320,578)
Reclassifications	0
Translation differences and other movements	0
Amortization	250,033	189,546
Intangible assets, ending balance	(1,760,157)	(1,510,124)	(1,320,578)
Development costs | Internally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	439,774	362,269
Intangible assets, ending balance	522,260	439,774	362,269
Development costs | Internally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,007,704	862,015
Additions	175,405	146,039
Divestitures	0	(350)
Reclassifications	5,558	0
Translation differences and other movements	(296)	0
Intangible assets, ending balance	1,188,371	1,007,704	862,015
Development costs | Internally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(567,930)	(499,746)
Reclassifications	5,558
Translation differences and other movements	0
Amortization	92,623	68,184
Intangible assets, ending balance	(666,111)	(567,930)	(499,746)
Patents, concessions and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	32,384	26,047
Intangible assets, ending balance	35,957	32,384	26,047
Patents, concessions and licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	291,379	257,889
Additions	23,849	30,566
Divestitures	0	0
Reclassifications	3,399	2,924
Translation differences and other movements	(42)	0
Intangible assets, ending balance	318,585	291,379	257,889
Patents, concessions and licenses | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(258,995)	(231,842)
Reclassifications	(4,283)
Translation differences and other movements	7
Amortization	27,923	27,153
Intangible assets, ending balance	(282,628)	(258,995)	(231,842)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	10,537	4,985
Intangible assets, ending balance	13,847	10,537	4,985
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	58,665	51,620
Additions	14,919	9,960
Divestitures	(2,564)	0
Reclassifications	(3,399)	(2,924)
Translation differences and other movements	167	9
Intangible assets, ending balance	67,788	58,665	51,620
Other intangible assets | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(48,128)	(46,635)
Reclassifications	4,283
Translation differences and other movements	(8)
Amortization	1,522	1,493
Intangible assets, ending balance	€ (53,941)	€ (48,128)	€ (46,635)